The Torray Institutional Fund

--------------------------------------------------------------------------------

Letter to Shareholders

February 15, 2002

--------------------------------------------------------------------------------


Dear Fellow Shareholders:

    The Torray Institutional Fund opened to investors on June 30, 2001. During the last half of the year it gained 4%, which compares to a loss of 5.6% for the S&P 500.

    Since we have all become shareholders only recently, and this Fund's history is short, we want to share with you the long-term record of the $1.6 billion Torray Fund. Both are managed by Doug Eby and Bob Torray, using the same philosophy and strategies. Going forward we expect their results to be similar.

    Recently released mutual fund rankings show that The Torray Fund outperformed 95% of all domestic and international equity funds over the 10 years ending December 31, 2001. The Fund made 16.3% annually while they averaged 10% net of sales charges. This difference would more than quintuple the value of an investment over 30 years. We noted in the Fund's 2001 Annual Report that we drew attention to these results not to boast or sell more Fund shares, but rather to reassure our investors during this difficult period that they have made a reasonable investment. The same is true here. If you would like a copy of that report, please call or write our office and we will be pleased to make it available.

    The big question on investors' minds is when the market will turn around. While the timing is uncertain, we can tell you with confidence that it will happen sooner or later. The determining factors are the economy and corporate earnings. When these rebound, the market will, too. On that point history is encouraging. This is the tenth recession since World War II. The previous nine all ended and in each case the upturn was signaled by an unexpected market rally, often when the outlook remained bleak and unemployment was still rising. Despite wars, other exter nal shocks and many serious economic dislocations, earnings still grew 50-fold and stocks did even better. No other form of investment can match this record and, give or take a little, we believe it will be repeated in the years to come.

    It nevertheless seems likely that the market's future performance will not match the record set during the last decade. There are two reasons. For one thing, the forces--many of them speculative - that stimulated the boom have largely faded; second, stocks overall remain expensive. Even so, more modest results should not discourage us. A reversion to the market's 10%-12% historic return - or even a little less - will still greatly reward patient investors over a lifetime.

The Torray Institutional Fund

--------------------------------------------------------------------------------

Letter to Shareholders

February 15, 2002

--------------------------------------------------------------------------------



    Since this Fund was formed to serve 401(k) plans and large individual accounts that presumably have an ongoing ability to periodically commit additional sums, here is an example of the benefits that derive from consistent investing over long periods of time. The New YorkTimes ran an editorial last August 29/th titled "Big Lotteries' Real Losers" lamenting the fact that many people with limited education and income lose $4 or more a day playing the lottery. Dr. Charles Gropper, M.D., of New York, responded in the Times September 3rd edition that he often hears patients discussing their regular purchase of lottery tickets. Many of them, he said, are not well off financially, and may have difficulty paying for life's necessities. In a sound piece of advice, Dr. Gropper recommended that the $4 a day be invested in index mutual funds which historically have earned around 10% annually. The result would be an account worth $277,044 in 30 years, $777,341 in 40 years and $2,135,905 in 50 years. /

    The current ceiling on annual pre-tax contributions to 401(k) plans works out to $30 a day, slated to rise to $41 in 2006. Substituting the present limit in the Doctor's example would yield over $16 million in 50 years. If The Torray Fund's 16.6% return since inception is assumed, the ending value of that same investment would soar to $265 million. Leaving the latter point aside, the important lesson here is that one really doesn't have to invest huge sums at 15%-20% a year to achieve a comfortable retirement. Success instead depends on persistence and patience. Investing on a regular basis in well-run mutual funds, regardless of market conditions, avoiding jumping in and out of the market and switching from fund to fund will produce, by far, the best long-term results. This simple strategy reduces risk and expenses, eliminates timing errors - a killer for many investors - and dampens the impact of market volatility. Perhaps just as important, it promotes peace of mind and relief from the burdens that come with playing the market. The psychological punishment - not to mention financial losses - that results from guessing wrong, following false tips and rumors, investing in fads, and buying high then selling low, cannot be overestimated.

    Our financial future depends on a prosperous economy, and on that point we believe the past is prologue. If we're right, all investors need to do is buy in, sit back and relax. But, keep in mind - and this is a very important consideration - while it's not hard to achieve reasonable success, grasping for more usually leads to trouble. Investors who try inevitably fall prey to Wall Street research, strategists' forecasts on the market's near-term direction and the avalanche of conflicting opinions voiced daily on television business shows and in the print media. These

The Torray Institutional Fund

--------------------------------------------------------------------------------

Letter to Shareholders

February 15, 2002

--------------------------------------------------------------------------------


unreliable and disorienting inputs can easily cause a loss of perspective and stimulate the urge to trade stocks and mutual funds for short-term gain. Those who do so will find over time that their finances have taken a tremendous beating.

    The undeniable reality is that making a lot of money on passive investments like mutual funds takes not months, not a few years, but many decades. Rushing the process only guarantees failure. The task becomes a whole lot simpler when we tune out the background noise and keep our eye on the ball. Throughout history the world class American economy has richly rewarded investors who have followed this prescription, and we believe the same will hold true in the future. We thank you for entrusting your savings to us.

       Sincerely,
       /s/ Robert E. Torray                      /s/ Douglas C. Eby
       Robert E. Torray                          Douglas C. Eby

The Torray Institutional Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

As of December 31, 2001

--------------------------------------------------------------------------------


       Shares                                      Market Value
       -------                                     ------------
COMMON STOCK  98.54%

     15.14% HEALTHCARE
        54,000 Bristol-Myers Squibb Company        $ 2,754,000
        25,300 Johnson & Johnson                     1,495,230
        21,500 Abbott Laboratories                   1,198,625
        19,400 Merck & Co., Inc.                     1,140,720
        45,000 Boston Scientific Corporation*        1,085,400
                                                   -----------
                                                     7,673,975

     14.85% MEDIA & ENTERTAINMENT
        49,400 Clear Channel Communications, Inc.*   2,514,954
        96,500 The Walt Disney Company               1,999,480
        46,400 Tribune Company                       1,736,752
        19,000 Gannett Co., Inc.                     1,277,370
                                                   -----------
                                                     7,528,556

     14.79% FINANCIAL SERVICES
        59,800 J.P. Morgan Chase & Co.               2,173,730
        10,900 Markel Corporation*                   1,958,185
        15,100 American International Group, Inc.    1,198,940
        22,200 Citigroup Inc.                        1,120,656
        29,300 American Express Company              1,045,717
                                                   -----------
                                                     7,497,228

     12.64% DIVERSIFIED MANUFACTURING
        47,300 United Technologies Corporation       3,056,999
        66,500 Honeywell International Inc.          2,249,030
        56,300 Rockwell Collins, Inc.                1,097,850
                                                   -----------
                                                     6,403,879

     5.90% CONSUMER PRODUCTS
        30,700 Kimberly-Clark Corporation            1,835,860
        14,600 The Procter & Gamble Company          1,155,298
                                                   -----------
                                                     2,991,158

The Torray Institutional Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

As of December 31, 2001

--------------------------------------------------------------------------------


       Shares                                           Market Value
       -------                                          ------------

     5.52% BANKING
        36,200 Bank One Corporation                     $ 1,413,610
        22,000 Bank of America Corporation                1,384,900
                                                        -----------
                                                          2,798,510

     5.39% INDUSTRIAL MACHINERY
        40,300 Illinois Tool Works Inc.                   2,729,116

     5.09% ADVERTISING
        87,400 The Interpublic Group of Companies, Inc.   2,581,796

     4.89% COMMUNICATION SERVICES
       160,400 Hughes Electronics Corporation*            2,478,180

     2.77% ELECTRICAL EQUIPMENT
        24,600 Emerson Electric Co.                       1,404,660

     2.61% REAL ESTATE
        43,900 CarrAmerica Realty Corporation             1,321,390

     2.52% ELECTRONIC INSTRUMENTS
        44,700 Agilent Technologies, Inc.*                1,274,397

     2.39% DATA PROCESSING & MANAGEMENT
        20,600 Automatic Data Processing, Inc.            1,213,340

     2.07% TRAVEL & LEISURE
        37,300 Carnival Corporation                       1,047,384

     1.97% COMPUTER SYSTEMS & INTEGRATION
        48,700 Hewlett-Packard Company                    1,000,298
                                                        -----------

TOTAL COMMON STOCK  98.54%                               49,943,867
  (cost $47,128,409)

The Torray Institutional Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

As of December 31, 2001

--------------------------------------------------------------------------------


                                           Market Value
                                           ------------

SHORT TERM INVESTMENTS  7.17%
  (cost $3,633,424)
      PNC Bank Money Market Account, 1.88% $ 3,633,424
                                           -----------

TOTAL PORTFOLIO SECURITIES  105.71%
  (cost $50,761,833)                        53,577,291

OTHER ASSETS LESS LIABILITIES  (5.71)%      (2,893,069)
                                           -----------

NET ASSETS  100.00%                        $50,684,222
                                           ===========

TOP 10 HOLDINGS

1. United Technologies     6. Hughes Electronics
  Corporation             Corporation*
2. Bristol-Myers Squibb    7. Honeywell
  Company                 International Inc.
3. Illinois Tool Works     8. J.P. Morgan Chase &
  Inc.                    Co.
4. The Interpublic Group   9. The Walt Disney
  of Companies, Inc.      Company
5. Clear Channel
  Communications, Inc.*   10. Markel Corporation*

*non-incoming producing securities


See notes to the financial statements.

The Torray Institutional Fund

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001

--------------------------------------------------------------------------------


        ASSETS
           Investments in securities at value
             (cost $50,761,833)                             $53,577,291
           Interest and dividends receivable                     46,799
                                                            -----------
           TOTAL ASSETS                                      53,624,090
                                                            -----------

        LIABILITIES
           Payable for investments purchased                  2,904,436
           Payable to Advisor                                    35,432
                                                            -----------
           TOTAL LIABILITIES                                  2,939,868
                                                            -----------

        NET ASSETS                                          $50,684,222
                                                            ===========
           Shares of beneficial interest ($1 stated value,
             490,646 shares outstanding, unlimited
             shares authorized)                             $   490,646
           Paid-in-capital in excess of par                  47,617,783
           Accumulated net realized losses (short-term)        (239,665)
           Unrealized appreciation                            2,815,458
                                                            -----------

        NET ASSETS                                          $50,684,222
                                                            ===========

           Per Share                                        $    103.30
                                                            ===========

See notes to the financial statements.

The Torray Institutional Fund

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the period ended December 31, 2001*

--------------------------------------------------------------------------------


INVESTMENT INCOME
   Dividend income                                                      $  120,577
   Interest income                                                          80,653
                                                                        ----------
   Total income                                                            201,230
                                                                        ----------

EXPENSES
   Management fees                                                         106,106
                                                                        ----------
   Total expenses                                                          106,106
                                                                        ----------
NET INVESTMENT INCOME                                                       95,124
                                                                        ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized loss on investments                                       (168,090)
   Net change in unrealized appreciation (depreciation) on investments   2,815,458
                                                                        ----------
   Net realized and unrealized gain (loss) on investments                2,647,368
                                                                        ----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                       $2,742,492
                                                                        ==========

*  Torray Institutional Fund commenced operations on June 30, 2001


See notes to the financial statements.

The Torray Institutional Fund

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the period ended December 31, 2001*

--------------------------------------------------------------------------------


                                                              2001
                                                           -----------
        Increase (Decrease) in Net Assets from Operations:
           Net investment income                           $    95,124
           Net realized loss on investments                   (168,090)
           Net change in unrealized appreciation
             (depreciation) on investments                   2,815,458
                                                           -----------
             Net increase in net assets
               from operations                               2,742,492
                                                           -----------
        Distributions to Shareholders from:
           Net investment income ($ 0.359 per share)           (95,124)
           Net realized gains ($0.255 per share)               (71,575)
                                                           -----------
             Total distributions                              (166,699)
                                                           -----------
        Shares of Beneficial Interest:
           Increase from share transactions                 48,108,429
                                                           -----------
             Total increase                                 50,684,222

        Net assets -- beginning of period                           --
                                                           -----------
        Net assets -- end of period                        $50,684,222
                                                           ===========

*  Torray Institutional Fund commenced operations on June 30, 2001

See notes to the financial statements.

The Torray Institutional Fund

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding for:

--------------------------------------------------------------------------------


PER SHARE DATA

                                                                The Period
                                                                  ended
                                                              12/31/2001/(1)/
                                                              --------------
   Net Asset Value,
     Beginning of Period                                         $100.000
                                                                 --------
      Income from investment operations
      Net investment income                                         0.359
      Net gains on securities (both realized and unrealized)        3.555
                                                                 --------
      Total from investment operations                              3.914
                                                                 --------
      Less: distributions
      Dividends (from net investment income)                       (0.359)
      Distributions (from capital gains)                           (0.255)
                                                                 --------
      Total distributions                                          (0.614)
                                                                 --------

   Net Asset Value,
     End of Period                                               $ 103.30
                                                                 ========
   Total Return/(2)/                                                 3.99%
   Ratios/Supplemental Data
      Net assets, end of period (000's omitted)                  $ 50,684
      Ratios of expenses to average net assets                       0.85%*
      Ratios of net income to average net assets                     0.76%*
      Portfolio turnover rate                                        8.84%*

*  Annualized
(1) Torray Institutional Fund commenced operations on June 30, 2001
(2) Past performance is not predictive of future performance.

See notes to the financial statements.

The Torray Institutional Fund

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2001
--------------------------------------------------------------------------------


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Torray Institutional Fund ("Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund was SEC organized on June 29, 2001 and commenced operations on June 30, 2001. The Fund's primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund's investment objectives will be achieved. The Fund was organized as a business trust under Massachusetts law. The Torray Corporation serves as administrator and investment advisor to the Fund.

   The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

   Securities Valuation Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price.

   Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of discount on short-term investments, is recorded on the accrual basis.

   Federal Income Taxes The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required. Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

   Net Asset Value The net asset value per share of the Fund is determined once on each day that the New York Stock Exchange is open, as of the close of the Exchange.

   Use of Estimates In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Torray Institutional Fund

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2001

--------------------------------------------------------------------------------



NOTE 2 -- DISTRIBUTIONS TO SHAREHOLDERS

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.
   The tax character of dividends and distributions paid during 2001 was as follows:

                                                                 2001
                                                              ----------
Distributions paid from:
 Ordinary income                                    $  166,699
                                                              ----------
                                                    $  166,699
                                                              ==========

As of December 31, 2001, the distributable earnings on a tax basis were as follows:

Undistributed ordinary income                       $ (239,665)
Unrealized appreciation                              2,815,458
                                                              ----------
                                                    $2,575,793
                                                              ==========

NOTE 3 -- SHARES OF BENEFICIAL INTEREST TRANSACTIONS

   Transactions in shares of beneficial interest were as follows:

                                                        Period ended
                                                         12/31/2001
                                                    --------------------
                                                    Shares     Amount
                                                    -------  -----------
       Shares issued                                497,843  $48,841,730
       Reinvestments of dividends and distributions   1,755      166,699
       Shares redeemed                               (8,952)    (900,000)
                                                    -------  -----------
                                                    490,646  $48,108,429
                                                    =======  ===========

   Officers, Trustees and affiliated persons of The Torray Institutional Fund and their families directly or indirectly control 111,067 shares or 22.6% of the Fund.

The Torray Institutional Fund

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2001

--------------------------------------------------------------------------------



NOTE 4 -- PORTFOLIO SECURITIES

   Purchases and sales of investment securities, other than short-term investments, for the period ended December 31, 2001, aggregated $49,266,138 and $1,969,640, respectively. Net unrealized appreciation of investments at December 31, 2001, includes aggregate unrealized gains of $3,161,516 and unrealized losses of $346,058.

NOTE 5 -- MANAGEMENT CONTRACT

   Pursuant to the Management Contract, The Torray Corporation provides investment advisory and portfolio management services to the Fund. The Fund pays the Torray Corporation a management fee, computed daily and payable monthly at the annual rate of 0.85% of the Fund's average daily net assets. During the period ended December 31, 2001, The Torray Institutional Fund paid comprehensive management fees of $106,106 (0.85% of average net assets). The Fund pays the manager a single comprehensive management fee which covers all operating expenses of the Fund including the investment advisory and management services provided by the manager as well as all miscellaneous costs incurred in connection with the ongoing operation of the Fund including transfer agency, custody, professional, and registration fees.

   Certain officers and Trustees of the Fund are also officers and/or shareholders of The Torray Corporation.

The Torray Institutional Fund

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2001

--------------------------------------------------------------------------------


NOTE 6 -- FUND MANAGEMENT

   Information pertaining to The Trustees and Officers of The Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about The Trustees and is available without charge, upon request, by calling (800) 443-3036.

                                                                                    Number of
Name, (DOB),                                                                      Portfolios in
Address* and       Term of Office and                                             Fund Complex
Position(s)          Length of Time             Principal Occupation(s)            Overseen by
with Trust               Served                   During Past 5 Years                Trustee
                                    DISINTERESTED TRUSTEES
Bruce C. Ellis      Indefinite Term   Private investor                                   2
7/20/1944           Since Jun 1993
Trustee
Robert P. Moltz     Indefinite Term   President, CEO,                                    2
10/3/1947           Since Nov 1990    Weaver Bros. Insurance Associates, Inc.
Trustee
Roy A. Schotland    Indefinite Term   Professor of Law,                                  2
3/18/1933           Since Nov 1990    Georgetown University Law Center
Trustee
Wayne H. Shaner     Indefinite Term   Managing Director                                  2
8/23/1947           Since Jun 1993    Lockheed Martin Investment Management
Trustee
                                      INTERESTED TRUSTEES
William M Lane      Indefinite Term   President and Trustee, The Torray Funds            2
5/21/1950           Since Nov 1990    Vice President, Robert E. Torray & Co. Inc.
President,                            Vice President, The Torray Corporation
Secretary, Trustee
                                OFFICER(S) WHO ARE NOT TRUSTEES
Douglas C. Eby      Indefinite Term   President, Robert E. Torray & Co. Inc.           N/A
7/28/1959           Since Jun 1993    Vice President, The Torray Corporation
Vice President,
Treasurer

Name, (DOB),
Address* and
Position(s)         Other Trusteeships/ Directorships
with Trust                   Held by Trustee
                                    DISINTERESTED TRUSTEES
Bruce C. Ellis
7/20/1944
Trustee
Robert P. Moltz            Consulting Director
10/3/1947               Riggs National Corporation
Trustee
Roy A. Schotland   Director of Custodial Trust Company,
3/18/1933               a Bear Stearns subsidiary
Trustee
Wayne H. Shaner
8/23/1947
Trustee
                                      INTERESTED TRUSTEES
William M Lane
5/21/1950
President,
Secretary, Trustee
                                OFFICER(S) WHO ARE NOT TRUSTEES
Douglas C. Eby                     N/A
7/28/1959
Vice President,
Treasurer

* All addresses are c/o The Torray Institutional Fund, 7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

NOTE 7 -- TAX MATTERS

   The Fund has capital losses of $239,665 for financial purposes, which have been deferred for Federal income tax purposes.

The Torray Institutional Fund

--------------------------------------------------------------------------------

Independent Auditors' Report

As of December 31, 2001

--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of The Torray Institutional Fund
Bethesda, Maryland

   We have audited the accompanying statement of assets and liabilities of The Torray Institutional Fund, including the schedule of investments, as of December 31, 2001, and the related statement of operations, and changes in net assets for the period from commencement (June 30, 2001) to December 31, 2001, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Torray Institutional Fund, as of December 31, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the period from commencement of operations to December 31, 2001, in conformity with U.S. generally accepted accounting principles.

                                    BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
January 17, 2002

                                     TRUSTEES
                     ------------------------------------
                                  Bruce C. Ellis
                                  William M Lane
                                 Robert P. Moltz
                                 Roy A. Schotland
                                 Wayne H. Shaner

                                INVESTMENT ADVISOR
                     ------------------------------------
                              The Torray Corporation

                                     OFFICERS

                           Robert E. Torray, President
                          Douglas C. Eby, Vice President
                          William M Lane, Vice President

                                     AUDITORS
                     ------------------------------------
                         Briggs, Bunting & Dougherty, LLP
                         Two Penn Center Plaza, Suite 820
                           Philadelphia, PA 19102-1732

                                  TRANSFER AGENT
                     ------------------------------------
                            PFPC Global Fund Services
                               211 South Gulph Road
                          King of Prussia, PA 19406-0903

                                  LEGAL COUNSEL
                     ------------------------------------
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, D.C. 20006

     This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.


                                      The
                                    TORRAY
                                 INSTITUTIONAL
                                     FUND

                                 ANNUAL REPORT

                               December 31, 2001

                         The Torray Institutional Fund
                                  Suite 1100
                             7501 Wisconsin Avenue
                         Bethesda, Maryland 20814-6523

                                (301) 493-4600
                                (800) 443-3036